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EATON VANCE
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Annual Report June 30, 1999

                                  EATON VANCE
                                     SENIOR
                                     INCOME
                                     TRUST

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
    THE LOAN MARKET

o The volume of leveraged loan issuance continued to grow in the first half of 1999, rising to $147 billion through June 30. Following the difficulties in the corporate bond market in the fourth quarter of 1998, many more companies have turned to senior floating-rate loans as a financing alternative. Concurrently, investor demand for this relatively stable asset class has remained strong.

o In late June, the Federal Reserve raised the Federal Funds rate - a key short-term interest rate barometer - by 25 basis points (.25%). That move was immediately reflected in the LIBOR rate, the benchmark upon which most floating-rate loan interest rates are based.

o Once again, the reset feature of senior floating-rate loans distinguished them from fixed-income vehicles. The quick response to the rate hike enabled loan investors to benefit from a trend - rising interest rates - that had a negative impact on most income-producing asset classes.

THE FUND
--------------------------------------------------------------------------------
    PERFORMANCE

o Based on the Fund's June, 1999 monthly dividend of $0.072 and a closing share price of $10.00, the Fund had a market yield of 8.64%.(1) The Fund's market yield represented a major yield advantage over many other income-producing vehicles.

o The Fund had a total return of 4.93% during the period from inception on October 30, 1998 through June 30, 1999. This return is based on no change in share price and the reinvestment of $0.465 in dividends. Based on a closing share price of $10.00 on June 30, 1999, the Fund traded at a 0.9% discount to its net asset value.

    THE FUND'S INVESTMENTS

o Industry diversification remained a major emphasis of the Fund. By June 30, the number of industries represented by loan interests in the Fund was 48. The average loan as a percentage of the Fund's total assets was just 0.60%. That is significant because a decline in the average loan size lessens the potential impact on the Fund of an adverse development for a single borrower.

o Capstar Radio Broadcasting was the Fund's largest holding at June 30. Capstar is a major, nationwide owner of radio stations and was recently purchased by Chancellor Media Corp. The Telecommunications Act of 1996 enabled companies to own multiple radio properties in a single market. That has helped large radio companies build market share while realizing excellent economies of scale. The combined company will own 463 stations in 105 markets.

o Cable television companies remained a large focus of the Fund. Classic Cable, Inc. was among the Fund's largest holdings. Classic owns and operates cable systems with 190,000 customers in Midwest and Southwest rural communities. The company offers a wide array of cable services, direct broadcast services, and Internet access. Classic recently agreed to purchase Buford Group, Inc., which adds another 170,000 subscribers, primarily in the South.

o In addition to its large weightings in manufacturing, cable television and telecommunications, the Fund maintained an exposure to less economically sensitive areas, such as food and entertainment. Domino's, Inc. is one of the nation's leading pizza delivery companies. The company was recently purchased by Bain & Co., a Boston-based venture capital specialist.

o At June 30, 9.7% of the Fund's total investments were invested in high-yield corporate bonds. The Fund had leverage (borrowing) of $152 million at June
    30. That represented 29.5% of the Fund's total assets.

--------------------------------------------------------------------------------
Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
--------------------------------------------------------------------------------


Fund Information
as of June 30, 1999

Performance(2)
Cumulative Total Return (by market value, NYSE)
--------------------------------------------------------------------------------
Life of Fund (10/30/98)                                                    4.93%

Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Fund (10/30/98)                                                    5.88%

Five Largest Loan Sector Weightings(3)
--------------------------------------------------------------------------------

Manufacturing                                                               8.3%
Cable Television                                                            7.8%
Telecommunications -- Long Distance                                         7.5%
Texxtile - Apparel                                                          5.2%
Health Care -- Misc.                                                        4.9%


(1) The Fund's market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. (3) Loan sector weightings are subject to change due to active management. Five largest sector weightings account for 33.7% of the Fund's net assets, determined by dividing the total market value of the holdings by the total net assets of the Fund.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Senior, Secured, Floating-Rate
Interests -- 123.35%(2)

Principal
Amount               Borrower                                     Value
----------------------------------------------------------------------------

Aerospace/Defense -- 3.13%
----------------------------------------------------------------------------
              Aerostructures Corporation
$  4,543,622  Term loan, maturing December 31, 2003            $   4,543,622
   1,925,000  Subordinated debt, maturing September 30, 2004       1,925,000
              Aircraft Braking Systems Corp.
   4,806,920  Term loan, maturing September 30, 2005               4,806,920
----------------------------------------------------------------------------
                                                               $  11,275,542
----------------------------------------------------------------------------

Auto parts - Aftermarket -- 0.99%
----------------------------------------------------------------------------
              Exide Corporation
$  2,758,971  Term loan, maturing March 18, 2005               $   2,758,971
              J.L. French Automotive Castings, Inc.
     789,474  Term loan, maturing November 30, 2006                  789,474
----------------------------------------------------------------------------
                                                               $   3,548,445
----------------------------------------------------------------------------

Automobile -- 3.18%
----------------------------------------------------------------------------
              Accuride Corporation
$  2,000,000  Term loan, maturing January 21, 2007             $   2,000,000
              Cambridge Industries, Inc.
   4,937,028  Term loan, maturing June 30, 2005                    4,937,028
              Collins & Aikman Products Co.
   2,000,000  Term loan, maturing June 30, 2006                    2,000,000
              Key Plastics
     997,500  Term loan, maturing March 26, 2005                     997,500
              Venture Holdings Trust
   1,500,000  Term loan, maturing April 1, 2005                    1,500,000
----------------------------------------------------------------------------
                                                               $  11,434,528
----------------------------------------------------------------------------

Beverages - Alcoholic -- 0.28%
----------------------------------------------------------------------------
              Pabst Brewing Company
$  1,000,000  Term loan, maturing April 30, 2004               $   1,000,000
----------------------------------------------------------------------------
                                                               $   1,000,000
----------------------------------------------------------------------------

Beverages - Soft Drink -- 0.83%
----------------------------------------------------------------------------
              Triarc Companies, Inc.
$    869,913  Term loan, maturing March 1, 2006                $     869,913
   2,122,587  Term loan, maturing March 31, 2006                   2,122,587
----------------------------------------------------------------------------
                                                               $   2,992,500
----------------------------------------------------------------------------

Broadcast Media -- 4.43%
----------------------------------------------------------------------------
              American Media Operations Inc.
$  1,000,000  Term loan, maturing April 1, 2007                $   1,000,000
              Benedek Broadcasting Corporation
   1,000,000  Term loan, maturing November 20, 2007                1,000,000
              Black Entertainment Television
   5,000,000  Term loan, maturing June 30, 2006                    5,000,000
              Capstar Radio Broadcasting Corp
   6,939,950  Term loan, maturing May 31, 2005                     6,939,950
              TLMD Aquisition Co.
   2,000,000  Term loan, maturing March 31, 2007                   2,000,000
----------------------------------------------------------------------------
                                                               $  15,939,950
----------------------------------------------------------------------------

Building Materials -- 1.38%
----------------------------------------------------------------------------
              Falcon Building Products, Inc.
$  4,971,270  Term loan, maturing June 29, 2007                $   4,971,270
----------------------------------------------------------------------------
                                                               $   4,971,270
----------------------------------------------------------------------------

Cable Television -- 7.77%
----------------------------------------------------------------------------
              Avalon Cable Holdings Finance, Inc.
$  1,000,000  Term loan, maturing October 31, 2006             $   1,000,000
              Benchmark Genesis, LLC
   1,000,000  Term loan, maturing September 30, 2007               1,000,000
              Bresnan Telecommunications Co., LLC
   2,000,000  Term loan, maturing January 29, 2008                 2,000,000
              Chelsea Communications, Inc.
   4,937,500  Term loan, maturing December 31, 2004                4,937,500
              Classic Cable, Inc.
   5,000,000  Term loan, maturing October 31, 2007                 5,000,000
              Frontiervision Operating Partners, L.P.
   5,000,000  Term loan, maturing March 31, 2006                   5,000,000
              HPI Acquisition Co., LLC
   1,000,000  Subordinated debt, maturing December 31, 2005        1,000,000
   2,000,000  Term loan, maturing December 31, 2006                2,000,000
              Intermedia Partners Group VI (Holdco)
   5,000,000  Term loan, maturing April 30, 2008                   5,000,000
              RCN Corporation
   1,000,000  Term loan, maturing June 30, 2007                    1,000,000
----------------------------------------------------------------------------
                                                               $  27,937,500
----------------------------------------------------------------------------

Chemicals -- 4.81%
----------------------------------------------------------------------------
              Arteva B.V. (Kosa)
$  4,960,000  Term loan, maturing December 31, 2006            $   4,960,000
              Huntsman Corporation
   3,407,665  Term loan, maturing September 30, 2003               3,407,665
              Lyondell Petrochemical Company
   2,992,500  Term loan, maturing June 30, 2007                    2,992,500
              Polymer Group, Inc.
   4,959,839  Term loan, maturing December 20, 2005                4,959,839
              United Industries Corporation
     997,500  Term loan, maturing January 20, 2006                   997,500
----------------------------------------------------------------------------
                                                               $  17,317,504
----------------------------------------------------------------------------

Coal -- 2.47%
----------------------------------------------------------------------------
              Alliance Coal Corporation
$  3,891,963  Term loan, maturing December 31, 2002            $   3,891,963
              P&L Coal Holdings Corporation
   5,000,000  Term loan, maturing June 30, 2006                    5,000,000
----------------------------------------------------------------------------
                                                               $   8,891,963
----------------------------------------------------------------------------

Commercial Services -- 3.32%
----------------------------------------------------------------------------
              Metokote Corporation
$  1,000,000  Term loan, maturing November 2, 2005             $   1,000,000
              Nationsrent, Inc.
   1,000,000  Term loan, maturing September 24, 2004               1,000,000
              Safety-Kleen Services, Inc.
   2,481,203  Term loan, maturing April 3, 2005                    2,481,203
   2,481,203  Term loan, maturing April 3, 2006                    2,481,203
              United Rentals, Inc.
   3,000,000  Term loan, maturing June 30, 2006                    3,000,000
              Volume Services, Inc.
   1,975,506  Term loan, maturing December 31, 2002                1,975,506
----------------------------------------------------------------------------
                                                               $  11,937,912
----------------------------------------------------------------------------

Communications -- Equip/Mfrs -- 4.89%
----------------------------------------------------------------------------
              Amphenol Corporation
$  5,000,000  Term loan, maturing May 19, 2006                 $   5,000,000
              Communications & Power Industries, Inc.
     826,855  Term loan, maturing August 11, 2000                    826,855
   2,879,859  Term loan, maturing August 11, 2002                  2,879,859
              Communications Instruments
   1,000,000  Term loan, maturing March 15, 2004                   1,000,000
              Dynatech Corporation
     989,134  Term loan, maturing March 31, 2005                     989,134
     989,134  Term loan, maturing March 31, 2006                     989,134
     989,134  Term loan, maturing March 31, 2007                     989,134
              Superior Telecom, Inc.
   4,916,994  Term loan, maturing November 27, 2005                4,916,994
----------------------------------------------------------------------------
                                                               $  17,591,110
----------------------------------------------------------------------------

Computer Software & Services -- 0.83%
----------------------------------------------------------------------------
              Bridge Information Systems America
$  3,000,000  Term loan, maturing May 29, 2004                 $   3,000,000
----------------------------------------------------------------------------
                                                               $   3,000,000
----------------------------------------------------------------------------
Computer Systems -- 0.28%
----------------------------------------------------------------------------
              Titan Corporation
$  1,000,000  Term loan, maturing June 9, 2005                 $   1,000,000
----------------------------------------------------------------------------
                                                               $   1,000,000
----------------------------------------------------------------------------

Conglomerates -- 1.93%
----------------------------------------------------------------------------
              American Marketing Industries, Inc.
$  1,357,831  Term loan, maturing November 30, 2002            $   1,357,831
     626,851  Term loan, maturing November 30, 2004                  626,851
              SPX Corporation
   4,962,500  Term loan, maturing September 30, 2006               4,962,500
----------------------------------------------------------------------------
                                                               $   6,947,182
----------------------------------------------------------------------------

Containers - Metal & Glass -- 1.94%
----------------------------------------------------------------------------
              Graham Packaging Company
$  4,016,953  Term loan, maturing January 31, 2007             $   4,016,953
              Tekni-Plex, Inc.
   2,977,387  Term loan, maturing March 31, 2006                   2,977,387
----------------------------------------------------------------------------
                                                               $   6,994,340
----------------------------------------------------------------------------

Containers - Paper -- 2.89%
----------------------------------------------------------------------------
              Jefferson Smurfit Corporation
$  4,477,500  Term loan, maturing March 24, 2006               $   4,477,500
              Packaging Corporation Of America
     469,008  Term loan, maturing March 31, 2007                     469,008
     469,008  Term loan, maturing March 31, 2008                     469,008
              RIC Holding, Inc.
   4,975,083  Term loan, maturing February 28, 2004                4,975,083
----------------------------------------------------------------------------
                                                               $  10,390,599
----------------------------------------------------------------------------

Drugs -- 0.69%
----------------------------------------------------------------------------
              King Pharmaceuticals, Inc.
$  2,487,500  Term loan, maturing December 22, 2006            $   2,487,500
----------------------------------------------------------------------------
                                                               $   2,487,500
----------------------------------------------------------------------------

Electrical Equipment -- 0.55%
----------------------------------------------------------------------------
              Gentek, Inc.
$  1,000,000  Term loan, maturing April 30, 2007               $   1,000,000
              Stoneridge
     995,000  Term loan, maturing December 31, 2005                  995,000
----------------------------------------------------------------------------
                                                               $   1,995,000
----------------------------------------------------------------------------

Electronics - Instrumentation & Semiconductors -- 0.81%
----------------------------------------------------------------------------
              Packard Bioscience Company
$  1,897,683  Term loan, maturing March 31, 2002               $   1,897,683
              Fairchild Semiconductor Corporation
   1,000,000  Term loan, maturing December 15, 2004                1,000,000
----------------------------------------------------------------------------
                                                               $   2,897,683
----------------------------------------------------------------------------

Entertainment -- 3.51%
----------------------------------------------------------------------------
              Carmike Cinemas, Inc.
$  1,995,000  Term loan, maturing February 25, 2005            $   1,995,000
              Hollywood Theater Holdings, Inc.
     997,500  Term loan, maturing March 31, 2006                     997,500
              Palace Station Hotel & Casino, Inc.
   1,000,000  Term loan, maturing September 30, 2000               1,000,000
              Regal Cinemas Inc.
     977,778  Term loan, maturing May 27, 2006                       977,778
   2,673,000  Term loan, maturing May 27, 2007                     2,673,000
              SFX Entertainment, Inc.
   4,966,667  Term loan, maturing March 31, 2006                   4,966,667
----------------------------------------------------------------------------
                                                               $  12,609,945
----------------------------------------------------------------------------

Foods -- 4.11%
----------------------------------------------------------------------------
              Del Monte Corporation
$  4,208,143  Term loan, maturing March 31, 2005               $   4,208,143
              Domino's Inc.
     996,707  Term loan, maturing December 21, 2006                  996,707
     996,707  Term loan, maturing December 21, 2007                  996,707
              International Home Foods, Inc.
   4,993,316  Term loan, maturing September 30, 2006               4,993,316
              New World Pasta
     931,000  Term loan, maturing January 28, 2006                   931,000
              Southern Foods Group, L.P.
   2,656,357  Term loan, maturing February 28, 2006                2,656,357
----------------------------------------------------------------------------
                                                               $  14,782,230
----------------------------------------------------------------------------

Hardware & Tools -- 0.55%
----------------------------------------------------------------------------
              Werner Holding Co.
$  1,984,887  Term loan, maturing November 30, 2004            $   1,984,887
----------------------------------------------------------------------------
                                                               $   1,984,887
----------------------------------------------------------------------------

Health Care - Diversified -- 3.52%
----------------------------------------------------------------------------
              Conmed Corporation
$  4,746,452  Term loan, maturing December 30, 2004            $   4,746,452
              Dade Behring Holdings, Inc.
   1,000,000  Term loan, maturing June 30, 2005                    1,000,000
   1,000,000  Term loan, maturing June 30, 2006                    1,000,000
              FHC Health Systems, Inc.
   2,477,481  Term loan, maturing April 30, 2005                   2,477,481
   2,477,481  Term loan, maturing April 30, 2006                   2,477,481
              Team Health
     966,667  Term loan, maturing March 12, 2006                     966,667
----------------------------------------------------------------------------
                                                               $  12,668,081
----------------------------------------------------------------------------

Health Care - Misc. -- 4.92%
----------------------------------------------------------------------------
              Alliance Imaging, Inc.
$  2,481,108  Term loan, maturing June 18, 2004                $   2,481,108
   1,000,000  Term loan, maturing December 18, 2005                1,000,000
              Imed Corporation
   4,782,034  Term loan, maturing May 31, 2005                     4,782,034
              Leiner Health Products Inc.
   2,481,061  Term loan, maturing December 30, 2004                2,481,061
              Mariner Post-Acute Network (f/k/a Paragon)
   2,485,000  Term loan, maturing March 31, 2005                   2,485,000
   2,485,000  Term loan, maturing March 31, 2006                   2,485,000
              WGL Acquisition Corp.
   1,979,950  Term loan, maturing July 10, 2004                    1,979,950
----------------------------------------------------------------------------
                                                               $  17,694,153
----------------------------------------------------------------------------

Heavy Duty Trucks & Parts -- 0.96%
----------------------------------------------------------------------------
              Johnstown America Industries, Inc.
$    200,000  Term loan, maturing April 30, 2007               $     200,000
              Oshkosh Truck Corporation
   1,620,000  Term loan, maturing March 31, 2005                   1,620,000
   1,620,000  rporationTerm loan, maturing March 31, 2006          1,620,000
----------------------------------------------------------------------------
                                                               $   3,440,000
----------------------------------------------------------------------------

Hospital Management -- 1.37%
----------------------------------------------------------------------------
              Community Health Systems, Inc.
$  1,797,203  Term loan, maturing December 31, 2003            $   1,797,203
   1,797,203  Term loan, maturing December 31, 2004                1,797,203
   1,342,657  Term loan, maturing December 31, 2005                1,342,657
----------------------------------------------------------------------------
                                                               $   4,937,063
----------------------------------------------------------------------------

Hotels - Motels -- 0.56%
----------------------------------------------------------------------------
              Starwood Hotels & Resorts
$  2,000,000  Term loan, maturing February 23, 2003            $   2,000,000
----------------------------------------------------------------------------
                                                               $   2,000,000
----------------------------------------------------------------------------

Household Furnish & Appliances -- 4.44%
----------------------------------------------------------------------------
              Alliance Laundry Holdings LLC.
$  5,000,000  Term loan, maturing September 30, 2005           $   5,000,000
              Furniture Brands International, Inc.
   3,500,000  Term loan, maturing June 27, 2007                    3,500,000
              Sealy Mattress Company
   1,886,927  Term loan, maturing December 15, 2004                1,886,927
   1,359,124  Term loan, maturing December 15, 2005                1,359,124
   1,736,845  Term loan, maturing December 15, 2006                1,736,845
              Simmons Company
     714,286  Term loan, maturing October 30, 2005                   714,286
   1,785,714  Term loan, maturing October 30, 2006                 1,785,714
----------------------------------------------------------------------------
                                                               $  15,982,896
----------------------------------------------------------------------------

Household Products -- 2.22%
----------------------------------------------------------------------------
              The Imperial Decor Home Group, Inc.
$  2,000,000  Term loan, maturing March 12, 2005               $   2,000,000
   1,000,000  Term loan, maturing March 12, 2006                   1,000,000
              The Scotts Company
   2,541,466  Term loan, maturing June 30, 2006                    2,541,466
   2,448,875  Term loan, maturing June 30, 2007                    2,448,875
----------------------------------------------------------------------------
                                                               $   7,990,341
----------------------------------------------------------------------------

Insurance Brokers -- 1.92%
----------------------------------------------------------------------------
              Acordia, Inc.
$  4,949,749  Term loan, maturing December 31, 2004            $   4,949,749
              Willis Corroon Corporation
     970,000  Term loan, maturing February 19, 2007                  970,000
     485,000  Term loan, maturing February 19, 2008                  485,000
     485,000  Term loan, maturing August 19, 2008                    485,000
----------------------------------------------------------------------------
                                                               $   6,889,749
----------------------------------------------------------------------------

Leisure Time -- 4.79%
----------------------------------------------------------------------------
              Alliance Gaming Corporation
$  3,484,079  Term loan, maturing January 31, 2005             $   3,484,079
   1,391,140  Term loan, maturing July 31, 2005                    1,391,140
              Interval International Corp.
   1,046,563  Term loan, maturing December 16, 2005                1,046,563
   1,046,563  Term loan, maturing December 15, 2006                1,046,563
              Panavision, Inc.
   4,991,667  Term loan, maturing March 31, 2005                   4,991,667
              Six Flags Theme Parks Inc.
   5,228,873  Term loan, maturing November 30, 2004                5,228,873
----------------------------------------------------------------------------
                                                               $  17,188,885
----------------------------------------------------------------------------

Machinery - Diversified -- 1.64%
----------------------------------------------------------------------------
              Numatics, Incorporated
$  2,914,241  Term loan, maturing September 19, 2005           $   2,914,241
              Thermadyne MFG LLC
   1,489,981  Term loan, maturing May 22, 2005                     1,489,981
   1,489,981  Term loan, maturing May 22, 2006                     1,489,981
----------------------------------------------------------------------------
                                                               $   5,894,203
----------------------------------------------------------------------------

Manufacturing - Diversified -- 8.28%
----------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$  1,905,000  Term loan, maturing September 30, 2005           $   1,905,000
              Environmental Systems Products Hldgs, Inc.
   1,990,000  Term loan, maturing September 30, 2005               1,990,000
              Foamex L.P.
   1,501,162  Term loan, maturing June 30, 2005                    1,501,162
   1,364,693  Term loan, maturing June 30, 2006                    1,364,693
   2,096,251  Term loan, maturing June 30, 2007                    2,096,251
              General Cable Corporation
   2,000,000  Term loan, maturing May 31, 2007                     2,000,000
              Huntsman Packaging Corp.
   5,000,000  Term loan, maturing June 30, 2006                    5,000,000
              Insilco Corporation
     995,000  Term loan, maturing November 24, 2005                  995,000
              International Wire Group, Inc.
   2,985,871  Term loan, maturing September 30, 2002               2,985,871
              Neenah Foundry Company
   4,991,276  Term loan, maturing September 30, 2005               4,991,276
              Panolam Industries, Inc.
     478,422  Term loan, maturing November 1, 2004                   478,422
     478,519  Term loan, maturing December 31, 2005                  478,519
              Tokheim Corporation
   4,000,000  Term loan, maturing September 30, 2004               4,000,000
----------------------------------------------------------------------------
                                                               $  29,786,194
----------------------------------------------------------------------------

Medical Products & Supplies -- 1.38%
----------------------------------------------------------------------------
              Stryker Corporation
$    980,986  Term loan, maturing December 10, 2005            $     980,986
   3,994,014  Term loan, maturing December 10, 2006                3,994,014
----------------------------------------------------------------------------
                                                               $   4,975,000
----------------------------------------------------------------------------

Metals - Misc. -- 1.38%
----------------------------------------------------------------------------
              C II Carbon, LLC
$  2,977,444  Term loan, maturing June 30, 2008                $   2,977,444
              U.S. Silica Company
   2,000,000  Term loan, maturing June 30, 2006                    2,000,000
----------------------------------------------------------------------------
                                                               $   4,977,444
----------------------------------------------------------------------------

Miscellaneous -- 2.53%
----------------------------------------------------------------------------
              Coinmach Laundry Corporation
$  4,962,312  Term loan, maturing June 30, 2005                $   4,962,312
              Kindercare Learning Centers, Inc.
   3,128,464  Term loan, maturing February 13, 2006                3,128,464
              Language Line, LLC
   1,000,000  Term loan, maturing March 31, 2006                   1,000,000
----------------------------------------------------------------------------
                                                               $   9,090,776
----------------------------------------------------------------------------

Natural Gas/Distrib/Pipeline -- 0.28%
----------------------------------------------------------------------------
              Kinder Morgan
$  1,000,000  Term loan, maturing May 31, 2000                 $   1,000,000
----------------------------------------------------------------------------
                                                               $   1,000,000
----------------------------------------------------------------------------

Office Equipment & Supplies -- 2.10%
----------------------------------------------------------------------------
              Neopost (F.M.E. Corporation)
$  3,564,236  Term loan, maturing June 24, 2006                $   3,564,236
              U.S. Office Products
   3,996,049  Term loan, maturing June 9, 2006                     3,996,049
----------------------------------------------------------------------------
                                                               $   7,560,285
----------------------------------------------------------------------------

Paper & Forest Products -- 2.10%
----------------------------------------------------------------------------
              Bear Island Paper Company, LLC
$  4,557,193  Term loan, maturing December 31, 2005            $   4,557,193
              Blue Ridge Paper Products, Inc.
   1,000,000  Term loan, maturing March 31, 2006                   1,000,000
              Pacifica Papers, Inc.
   2,000,000  Term loan, maturing March 5, 2006                    2,000,000
----------------------------------------------------------------------------
                                                               $   7,557,193
----------------------------------------------------------------------------

Publishing -- 2.08%
----------------------------------------------------------------------------
              Penton Media, Inc.
$  1,488,040  Term loan, maturing May 31, 2006                 $   1,488,040
              Reiman Publications
   2,000,000  Term loan, maturing November 30, 2005                2,000,000
              The Sheridan Group, Inc.
   1,000,000  Term loan, maturing January 30, 2005                 1,000,000
              Von Hoffman Press, Inc.
     700,752  Term loan, maturing May 30, 2004                       700,752
   2,275,927  Term loan, maturing May 30, 2005                     2,275,927
----------------------------------------------------------------------------
                                                               $   7,464,719
----------------------------------------------------------------------------

Restaurants -- 0.90%
----------------------------------------------------------------------------
              Applebee's International, Inc.
$  2,237,186  Term loan, maturing March 31, 2006               $   2,237,186
              Coco's Carrow's and Jojo's Restaurants
   1,000,000  Term loan, maturing April 30, 2003                   1,000,000
----------------------------------------------------------------------------
                                                               $   3,237,186
----------------------------------------------------------------------------

Retail Stores - Food Chains -- 1.39%
----------------------------------------------------------------------------
              Pathmark Stores, Inc.
$  4,988,827  Term loan, maturing December 15, 2001            $   4,988,827
----------------------------------------------------------------------------
                                                               $   4,988,827
----------------------------------------------------------------------------

Retail Stores - Specialty -- 2.08%
----------------------------------------------------------------------------
              Advanced Stores Company, Inc.
$  2,000,000  Term loan, maturing April 15, 2006               $   2,000,000
              Nebraska Book Company
   2,480,620  Term loan, maturing March 31, 2006                   2,480,620
              Travelcenters of America, Inc.
   2,990,536  Term loan, maturing March 27, 2005                   2,990,536
----------------------------------------------------------------------------
                                                               $   7,471,156
----------------------------------------------------------------------------

Steel -- 1.94%
----------------------------------------------------------------------------
              Adience, Inc.
$  1,374,938  Term loan, maturing April 30, 2005               $   1,374,938
     614,071  Term loan, maturing July 30, 2005                      614,071
              Ucar Global Enterprises, Inc.
   4,997,619  Term loan, maturing December 31, 2003                4,997,619
----------------------------------------------------------------------------
                                                               $   6,986,628
----------------------------------------------------------------------------

Telecommunications - Long Distance -- 7.49%
----------------------------------------------------------------------------
              American Cellular Wireless LLC.
$  2,244,375  Term loan, maturing June 25, 2007                $   2,244,375
   2,244,375  Term loan, maturing December 25, 2007                2,244,375
              Cellular, Inc Financial Corporation
   1,500,000  Term loan, maturing March 31, 2007                   1,500,000
   3,500,000  Term loan, maturing March 31, 2008                   3,500,000
              Centennial Cellular Corp.
   2,487,500  Term loan, maturing November 30, 2006                2,487,500
   2,487,500  Term loan, maturing November 30, 2007                2,487,500
              Davel Communications
   2,491,667  Term loan, maturing June 23, 2005                    2,491,667
              Microcell Connexions
   1,000,000  Term loan, maturing December 30, 2005                1,000,000
              Spectrasite Communications, Inc.
   1,000,000  Term loan, maturing June 30, 2006                    1,000,000
              Sygnet Operating Company (Dobson)
     555,556  Term loan, maturing March 31, 2007                     555,556
     444,444  Term loan, maturing December 23, 2007                  444,444
              Tritel Holding Corp.
   2,000,000  Term loan, maturing December 31, 2007                2,000,000
              Western PCS Holding Corporation
   2,500,000  Term loan, maturing June 30, 2007                    2,500,000
              Western Wireless
   2,500,000  Term loan, maturing March 31, 2004                   2,500,000
----------------------------------------------------------------------------
                                                               $  26,955,417
----------------------------------------------------------------------------

Textile - Apparel Mfg. -- 5.20%
----------------------------------------------------------------------------
              Cluett American Corp
$  4,950,000  Term loan, maturing May 18, 2005                 $   4,950,000
              Globe Manufacturing Corp
   3,900,000  Term loan, maturing July 31, 2006                    3,900,000
              Joan Fabrics Corporation
   1,989,139  Term loan, maturing June 30, 2005                    1,989,139
   2,979,871  Term loan, maturing June 30, 2006                    2,979,871
              The William Carter Company
   4,896,907  Term loan, maturing October 31, 2003                 4,896,907
----------------------------------------------------------------------------
                                                               $  18,715,917
----------------------------------------------------------------------------

Transportation - Misc. -- 2.31%
----------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$    720,184  Term loan, maturing April 30, 2002               $     720,184
   1,435,522  Term loan, maturing April 30, 2003                   1,435,522
     204,152  Term loan, maturing May 31, 2003                       204,152
              MTL
   2,672,065  Term loan, maturing August 28, 2005                  2,672,065
   2,290,341  Term loan, maturing February 28, 2006                2,290,341
              Transportation Manufacturing Operations, Inc.
   1,000,000  Term loan, maturing June 15, 2006                    1,000,000
----------------------------------------------------------------------------
                                                               $   8,322,264
----------------------------------------------------------------------------
Total Senior, Secured, Floating-Rate Interests
  (identified cost $443,701,967)                               $ 443,701,967
----------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 13.45%

Principal
Amount
(000's omitted)       Security                                  Value
----------------------------------------------------------------------------

Apparel -- 0.60%
----------------------------------------------------------------------------
               Hosiery Corp. of America, Inc.
$       1,000  13.75%, 8/1/02                                  $   1,085,000
               William Carter Co.
        1,000  Sr. Sub. Notes, 10.375%, 12/1/06                    1,022,500
----------------------------------------------------------------------------
                                                               $   2,107,500
----------------------------------------------------------------------------

Auto and Parts -- 0.21%
----------------------------------------------------------------------------
               J.L. French Automotive Casting
$         750  11.50%, 6/1/09(1)                               $     768,750
----------------------------------------------------------------------------
                                                               $     768,750
----------------------------------------------------------------------------

Broadcasting and Cable -- 0.90%
----------------------------------------------------------------------------
               Golden Sky Systems
$       1,000  12.375%, 8/1/06(1)                              $   1,110,000
               Pegasus Commerce
        1,000  9.75%, 12/1/06(1)                                   1,005,000
               Telewest PLC
        1,000  11.25%, 11/1/08(1)                                  1,127,500
----------------------------------------------------------------------------
                                                               $   3,242,500
----------------------------------------------------------------------------

Business Services -- 0.49%
----------------------------------------------------------------------------
               Avis Rental Car
$         500  11.00%, 5/1/09(1)                               $     506,250
               Federal Data Corp.
          750  Sr. Sub. Notes, 10.125%, 8/1/05                       723,750
               Viasystems, Inc.
          600  Sr. Sub. Notes, 9.75%, 6/1/07                         528,000
----------------------------------------------------------------------------
                                                               $   1,758,000
----------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.92%
----------------------------------------------------------------------------
               Anthony Crane Rentals
$         500  Sr. Notes, 10.375%, 8/1/08(1)                   $     485,000
               NationsRent, Inc.
        1,000  Sr. Sub. Notes, 10.375%, 12/15/08(1)                  995,000
               Neff Corp.
        1,000  Sr. Sub. Notes, 10.25%, 6/1/08(1)                   1,000,000
               Richmont Marketing Special
        1,000  Sr. Sub. Notes, 10.125%, 12/15/07(1)                  845,000
----------------------------------------------------------------------------
                                                               $   3,325,000
----------------------------------------------------------------------------

Chemicals -- 0.79%
----------------------------------------------------------------------------
               Huntsman ICI Chemicals, LLC
$       1,000  10.125%, 7/1/09(1)                              $   1,010,000
               Lyondell Chemical
        1,000  Senior Notes, 9.875%, 5/1/07(1)                     1,015,000
               Polaroid Corp.
          750  11.50%, 2/15/06                                       800,625
----------------------------------------------------------------------------
                                                               $   2,825,625
----------------------------------------------------------------------------

Communications Services -- 0.20%
----------------------------------------------------------------------------
               Loral Space and Commerce
$         200  9.50%, 1/15/06                                  $     174,500
               NTL, Inc.
          500  11.50%, 10/1/08                                       547,500
----------------------------------------------------------------------------
                                                               $     722,000
----------------------------------------------------------------------------

Consumer Products -- 0.11%
----------------------------------------------------------------------------
               Glenoit Corp.
$         500  Sr. Sub. Notes, 11.00%, 4/15/07                 $     413,125
----------------------------------------------------------------------------
                                                               $     413,125
----------------------------------------------------------------------------

Containers and Packaging -- 0.43%
----------------------------------------------------------------------------
               Consumers International, Inc.
$         500  Sr. Notes, 10.25%, 4/1/05                       $     507,500
               Stone Container Corp.
        1,000  1st Mtg. Notes, 10.75%, 10/1/02                     1,042,500
----------------------------------------------------------------------------
                                                               $   1,550,000
----------------------------------------------------------------------------

Engineering and Construction -- 0.27%
----------------------------------------------------------------------------
               Level 3 Communications, Inc.
$       1,000  Sr. Notes, 9.125%, 5/1/08                       $     987,500
----------------------------------------------------------------------------
                                                               $     987,500
----------------------------------------------------------------------------

Entertainment -- 0.41%
----------------------------------------------------------------------------
               Premier Parks, Inc.
$         750  9.75%, 6/15/07                                  $     761,250
               Regal Cinemas, Inc.
          750  9.50%, 6/1/08(1)                                      705,000
----------------------------------------------------------------------------
                                                               $   1,466,250
----------------------------------------------------------------------------

Foods -- 0.34%
----------------------------------------------------------------------------
               B & G Foods, Inc.
$         500  Sub. Notes, 9.625%, 8/1/07                      $     473,125
               Del Monte Corp.
          651  Sr. Notes, 12.25%, 4/15/07                            735,630
----------------------------------------------------------------------------
                                                               $   1,208,755
----------------------------------------------------------------------------

Health Services -- 0.15%
----------------------------------------------------------------------------
               Dade International, Inc.
$         500  Sr. Sub. Notes, 11.125%, 5/1/06                 $     528,750
----------------------------------------------------------------------------
                                                               $     528,750
----------------------------------------------------------------------------

Information Services -- 0.66%
----------------------------------------------------------------------------
               Psinet, Inc.
$       1,250  11.50%, 11/1/08(1)                              $   1,325,000
               Verio, Inc.
        1,000  11.25%, 12/1/08(1)                                  1,052,500
----------------------------------------------------------------------------
                                                               $   2,377,500
----------------------------------------------------------------------------

Lodging and Gaming -- 0.83%
----------------------------------------------------------------------------
               Argosy Gaming
$         500  10.75%, 6/1/09(1)                               $     513,750
               Coast Hotels and Casinos, Inc.
          500  Sr. Sub. Notes, 9.50%, 4/1/09(1)                      483,750
               Hollywood Casino
        1,000  Senior Notes 144A, 11.25%, 5/1/07(1)                1,012,500
               Majestic Star Casino, LLC
        1,000  10.875%, 7/1/06(1)                                    990,000
----------------------------------------------------------------------------
                                                               $   3,000,000
----------------------------------------------------------------------------

Manufacturing -- 0.81%
----------------------------------------------------------------------------
               Amkor Technology, Inc.
$       1,000  9.25%, 5/1/06(1)                                $     975,000
               Fisher Scientific
        1,000  9.00%, 2/1/08(1)                                      950,000
               Transdigm Inc.
        1,000  10.375%, 12/1/08(1)                                   985,000
----------------------------------------------------------------------------
                                                               $   2,910,000
----------------------------------------------------------------------------

Medical Products -- 0.39%
----------------------------------------------------------------------------
               Alliance Imaging
$       1,500  Variable Rate, 9.54%, 12/15/05                  $   1,395,000
----------------------------------------------------------------------------
                                                               $   1,395,000
----------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.28%
----------------------------------------------------------------------------
               Leviathan Natural Gas
$         990  10.375%, 6/1/09                                 $   1,014,750
----------------------------------------------------------------------------
                                                               $   1,014,750
----------------------------------------------------------------------------

Oil and Gas - Exploration Production -- 0.28%
----------------------------------------------------------------------------
               Western Natural Gas
$       1,000  10.00%, 6/15/09(1)                              $   1,010,000
----------------------------------------------------------------------------
                                                               $   1,010,000
----------------------------------------------------------------------------

Paper and Forest Products -- 0.34%
----------------------------------------------------------------------------
               Repap New Brunswick, Inc.
$         750  Sr. Notes, 9.00%, 6/1/04                        $     695,625
               S.D. Warren Co.
          500  Sr. Sub. Notes, 12.00%, 12/15/04                      540,000
----------------------------------------------------------------------------
                                                               $   1,235,625
----------------------------------------------------------------------------

Printing and Business Products -- 0.35%
----------------------------------------------------------------------------
               MDC Communications Corp.
$       1,250  Sr. Sub. Notes, 10.50%, 12/1/06                 $   1,262,500
----------------------------------------------------------------------------
                                                               $   1,262,500
----------------------------------------------------------------------------

Publishing -- 0.49%
----------------------------------------------------------------------------
               American Lawyer Media
$       1,000  9.75%, 12/15/07                                 $   1,025,000
               Von Hoffman Press, Inc.
          750  Sr. Sub. Notes, 10.875%, 5/15/07(1)                   753,750
----------------------------------------------------------------------------
                                                               $   1,778,750
----------------------------------------------------------------------------

Retail - Food and Drug -- 0.66%
----------------------------------------------------------------------------
               AFC Enterprises, Inc.
$         550  Sr. Sub Notes, 10.25%, 5/15/07                  $     566,500
               King Pharm, Inc.
          750  10.75%, 2/15/09                                       778,125
               Pantry, Inc.
        1,000  Sr. Sub. Notes, 10.25%, 10/15/07                    1,012,500
----------------------------------------------------------------------------
                                                               $   2,357,125
----------------------------------------------------------------------------

Retail - General -- 0.70%
----------------------------------------------------------------------------
               Advance Stores Co., Inc.
$       1,250  Sr. Sub. Notes, 10.25%, 4/15/08                 $   1,206,250
               Kindercare Learning Ctrs., Inc.
        1,000  Sr. Sub. Notes, 9.50%, 2/15/09                        947,500
               Tuesday Morning Corp.
          345  Sr. Sub. Notes, 11.00%, 12/15/07                      360,525
----------------------------------------------------------------------------
                                                               $   2,514,275
----------------------------------------------------------------------------

Retail - Specialty and Apparel -- 0.14%
----------------------------------------------------------------------------
               Ames Department Stores
$         500  10.00%, 4/15/06(1)                              $     493,125
----------------------------------------------------------------------------
                                                               $     493,125
----------------------------------------------------------------------------

Telephone Utilities -- 0.21%
----------------------------------------------------------------------------
               Nextlink Communications
$         750  10.75%, 6/1/09                                  $     772,500
----------------------------------------------------------------------------
                                                               $     772,500
----------------------------------------------------------------------------

Trucks and Parts -- 0.20%
----------------------------------------------------------------------------
               Pacer International, Inc.
$         750  11.75%, 6/1/07(1)                               $     731,250
----------------------------------------------------------------------------
                                                               $     731,250
----------------------------------------------------------------------------

Wireline Communication Services -- 1.01%
----------------------------------------------------------------------------
               Dobson/Signet Communications Corp.
$         625  12.25%, 12/15/08(1)                             $     653,125
               Esprit Telecom Group PLC
        1,000  Sr. Notes, 11.50%, 12/15/07                         1,067,500
               Hyperion Telecommunications, Inc.
        1,000  Sr. Notes, 12.25%, 9/1/04                           1,050,000
               Metronet Communications
          750  10.625%, 11/1/08(1)                                   849,375
----------------------------------------------------------------------------
                                                               $   3,620,000
----------------------------------------------------------------------------

Wireline Communication Services - International -- 0.28%
----------------------------------------------------------------------------
               Primus Telecom Group
$       1,000  Sr. Notes, 11.25%, 1/15/09(1)                   $   1,005,000
----------------------------------------------------------------------------
                                                               $   1,005,000
----------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost $47,504,640)    $  48,381,155
----------------------------------------------------------------------------

Commercial Paper -- 1.41%
----------------------------------------------------------------------------
               Associates Corp.
$       5,083  5.75%, 7/1/99                                   $   5,083,000
----------------------------------------------------------------------------
Total Commercial Paper (amortized cost $5,083,000)             $   5,083,000
----------------------------------------------------------------------------
Total Investments -- 100.0% (identified cost $496,289,607)     $ 497,166,122
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (38.21%)                     $(137,460,876)
----------------------------------------------------------------------------
Total Net Assets -- 100%                                       $ 359,705,246
----------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Fund's intention to hold this security until maturity.
(2) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
As of June 30, 1999
Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $496,289,607)                                 $497,166,122
Cash                                                                13,636,130
Receivable for investments sold                                      1,085,120
Interest receivable                                                  3,840,077
Prepaid expenses                                                        33,652
------------------------------------------------------------------------------
Total assets                                                      $515,761,101
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Amounts due under commercial paper program                        $152,000,000
Dividends payable                                                      253,141
Deferred facility fee income                                         3,011,098
Payable to affiliate for Trustees' fees                                  8,330
Accrued expenses:
  Interest                                                             605,624
  Operating expense                                                    177,662
------------------------------------------------------------------------------
Total liabilities                                                 $156,055,855
------------------------------------------------------------------------------
Net Assets for 35,660,000 shares of beneficial
   interest outstanding                                           $359,705,246
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                   $355,878,889
Accumulated net realized loss
  (computed on the basis of identified cost)                           298,920
Accumulated undistributed net investment income                      2,650,922
Net unrealized appreciation
  (computed on the basis of identified cost)                           876,515
------------------------------------------------------------------------------
Total                                                             $359,705,246
------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------
($359,705,246 / 35,660,000 shares of
  beneficial interest outstanding                                 $      10.09
------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statement of Operations

For the Period Ended
June 30, 1999(1)

Investment Income
------------------------------------------------------------------------------
Interest                                                           $26,948,271
Facility fees earned                                                   830,036
Miscellaneous                                                           73,590
------------------------------------------------------------------------------
Total investment income                                            $27,851,897
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Investment adviser fee                                             $ 2,747,986
Administration fee                                                     806,604
Trustees fees and expenses                                               8,330
Interest                                                             4,743,724
Legal and accounting services                                          274,385
Organization expenses                                                  147,669
Custodian fee                                                          123,066
Loan program structuring expense                                        63,699
Transfer and dividend disbursing agent fees                             62,226
Printing and postage                                                    26,875
Registration fees                                                       21,781
Miscellaneous                                                          353,524
------------------------------------------------------------------------------
Total expenses                                                     $ 9,379,869
------------------------------------------------------------------------------
Deduct --
  Reduction of investment adviser fee                              $   579,350
  Reduction of administration fee                                      173,333
------------------------------------------------------------------------------
Total expense reductions                                           $   752,683
------------------------------------------------------------------------------

Net expenses                                                       $ 8,627,186
------------------------------------------------------------------------------

Net investment income                                              $19,224,711
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $   298,920
------------------------------------------------------------------------------
Net realized gain                                                  $   298,920
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $   876,515
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $   876,515
------------------------------------------------------------------------------
Net realized and unrealized gain                                   $ 1,175,435
------------------------------------------------------------------------------
Net increase in net assets from operations                         $20,400,146
------------------------------------------------------------------------------
(1) For the period from the start of business, October 30, 1998, to June 30, 1999.

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

Increase (Decrease)                                      For the Period Ended
in Net Assets                                            June 30, 1999(1)
----------------------------------------------------------------------------
From operations --
  Net investment income                                       $   19,224,711
  Net realized gain                                                  298,920
  Net change in unrealized appreciation (depreciation)               876,515
----------------------------------------------------------------------------
Net increase in net assets from operations                    $   20,400,146
----------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                  $  (16,581,900)
----------------------------------------------------------------------------
Total distributions to shareholders                           $  (16,581,900)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                                $  356,500,000
  Offering costs                                                    (713,000)
----------------------------------------------------------------------------
Net increase in net assets from Fund share transactions       $  355,787,000
----------------------------------------------------------------------------
Net increase in net assets                                    $  359,605,246
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                                        $      100,000
----------------------------------------------------------------------------
At end of period                                              $  359,705,246
----------------------------------------------------------------------------

Accumulated undistributed net investment income
included in net assets
----------------------------------------------------------------------------
At end of period                                              $    2,650,922
----------------------------------------------------------------------------
(1) For the period from the start of business, October 30, 1998, to June 30, 1999.

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statement of Cash Flows
                                                        For the Period Ended
Increase (Decrease) in Cash                             June 30, 1999(1)
-----------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchases of loan interests and corporate bonds              $(610,073,800)
  Proceeds from sales and principal repayments                   118,164,962
  Interest received                                               23,054,715
  Facility fees received                                           3,810,644
  Miscellaneous income received                                       73,590
  Interest paid                                                   (4,138,100)
  Operating expenses paid                                         (3,731,122)
  Net increase in short-term investments                          (5,083,000)
-----------------------------------------------------------------------------
Net cash used for operating activities                         $(477,922,111)
-----------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                                    $ 356,500,000
  Payments for offering costs                                       (713,000)
  Cash distributions paid                                        (16,328,759)
  Net increase in amounts due under commercial paper program     152,000,000
-----------------------------------------------------------------------------
Net cash from financing activities                             $ 491,458,241
-----------------------------------------------------------------------------

Net increase in cash                                           $  13,536,130
-----------------------------------------------------------------------------

Cash at Beginning of Period                                    $     100,000
-----------------------------------------------------------------------------

Cash at End of Period                                          $  13,636,130
-----------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
-----------------------------------------------------------------------------
Net Increase in net assets from operations                     $  20,400,146
Increase in receivable for investments sold                       (1,085,120)
Increase in interest receivable                                   (3,840,077)
Increase in prepaid expenses                                         (33,652)
Increase in deferred facility fee income                           3,011,098
Increase in payable to affiliate                                       8,330
Increase in accrued expenses                                         783,286
Net increase in investments                                     (497,166,122)
-----------------------------------------------------------------------------
Net cash used for operating activities                         $(477,922,111)
-----------------------------------------------------------------------------
(1) For the period from the start of business, October 30, 1998, to June 30, 1999.

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Financial Highlights
                                                          Period Ended
                                                          June 30, 1999(1)(2)
----------------------------------------------------------------------------
Net asset value -- Beginning of period                             $ 10.000
----------------------------------------------------------------------------

Income (loss) from operations(1)(2)
----------------------------------------------------------------------------
Net investment income                                              $  0.539
Net realized and unrealized gain                                      0.036
----------------------------------------------------------------------------
Total income from operations                                       $  0.575
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income                                         $ (0.465)
----------------------------------------------------------------------------
Total distributions                                                $ (0.465)
----------------------------------------------------------------------------
Offering costs charged to paid-in capital                          $ (0.020)
----------------------------------------------------------------------------

Net asset value -- End of period                                   $ 10.090
----------------------------------------------------------------------------

Market value -- End of period                                      $ 10.000
----------------------------------------------------------------------------
Total Return(4)                                                        4.93%
----------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------
Net assets, end of period (000's omitted)                          $359,705
Ratios (As a percentage of average daily net assets):
    Net operating expenses                                             1.65%(3)
    Net interest expense                                               2.02%(3)
    Net investment income                                              8.17%(3)
Portfolio Turnover                                                       27%
----------------------------------------------------------------------------
+ The operating expenses of the Trust reflect a reduction of the investment adviser fee and the administation fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Operating expenses                                                 1.97%(3)
    Interest expense                                                   2.02%(3)
    Net investment income                                              7.85%(3)
    Net investment income per share                                $  0.518
----------------------------------------------------------------------------
(1) For the period from the start of business, October 30, 1998, to June 30, 1999.
(2) Net investment income per share was computed using average shares outstanding.
(3) Annualized.
(4) Total return is calculated assuming a purchase at market value on the first day and a sale at the market value on the last day of the period reported. Dividends and distributions, if any, are assumed reinvested on the reinvestment date. Total return is not computed on an annualized basis.

                       See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- The Trust's investments in interests in senior secured floating rate loans (Senior Loans) are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and
  (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Offering Costs -- Costs incurred by the Trust in connection with the initial offering of Trust shares were recorded as a reduction of paid-in capital.

  G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  Distributions to shareholders are recorded on the ex-dividend date. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value shares of beneficial interest. Transactions in Trust shares were as follows:

                                                 Period Ended
                                                 June 30, 1999(1)

  ---------------------------------------------------------------
  Sales                                                35,660,000
  ---------------------------------------------------------------
  Net increase                                         35,660,000
  ---------------------------------------------------------------
  (1) For the period from the start of business, October 30, 1998, to June 30, 1999.

4 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for investment advisory services rendered to the Trust. For the period ended June 30, 1999, the fee was equivalent to 0.85% (annualized) of the Trust's average daily gross assets for such period and amounted to $2,747,986. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for administering business affairs of the Trust. For the period ended June 30, 1999, the fee was equivalent to 0.25% (annualized) of the Trust's average daily gross assets for such period and amounted to $806,604. To enhance the net income of the Trust, EVM made reductions of its investment adviser and administration fees in the amounts of $579,350 and $173,333, respectively.

  Certain of the officers and one Trustee of the Trust are officers of EVM.

5 Investment Transactions
--------------------------------------------------------------------------------
  The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by various factors including economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans and corporate bonds aggregated $610,073,800 and $119,250,082, respectively, for the period from the start of business, October 30, 1998, to June 30, 1999.

6 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $178 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes a commitment fee of approximately $170,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no borrowings under this agreement during the period. As of June 30, 1999, the Trust had commercial paper outstanding of $152,000,000, at an interest rate of 5.12%. Maximum and average borrowings for the period from the start of business, October 30, 1998, to June 30, 1999 were $155,000,000 and $142,000,000, respectively, and the average interest rate was $5.08%.

7 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                               $496,289,607
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                $  1,229,875
  Gross unrealized depreciation                                    (353,360)
  -------------------------------------------------------------------------
  Net unrealized appreciation                                  $    876,515
  -------------------------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders
of Eaton Vance Senior Income Trust
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of June 30, 1999, and the related statements of operations, changes in net assets, and cash flows and the financial highlights for the period from the start of business, October 30, 1998, to June 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at June 30, 1999 by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers or selling or agent banks, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Senior Income Trust at June 30, 1999, the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the period from the start of business, October 30, 1998 to June 30, 1999 in conformity with generally accepted accounting principles.

As discussed in Note 1A, the financial statements include Senior Loans held by the Trust valued at $443,701,967 (123.35% of net assets of the Trust), which values are fair values determined by the Trust's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Senior Loan or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Trust's investment adviser in determining the fair values of such Senior Loans and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                                          DELOITTE & TOUCHE LLP
                                                          Boston, Massachusetts
                                                          August 13, 1999

EATON VANCE SENIOR INCOME TRUST

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the "Shares") of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, First Data Investor Services Group or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to paticipate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, First Data Investor Services Group, at 1-800-331-1710.

EATON VANCE SENIOR INCOME TRUST

--------------------------------------------------------------------------------
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

-------------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                               -----------------------------------------------
                               Please print exact name on account:

                               -----------------------------------------------
                               Shareholder signature          Date

                               -----------------------------------------------
                               Shareholder signature          Date

                               Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THE AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                      Eaton Vance Senior Income Trust
                      c/o First Data Investor Services Group
                      P.O. Box 8030
                      Boston, MA 02266-8030
                      800-331-1710
------------------------------------------------------------------------------

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of June 30, 1999, our records indicate that there are 320 registered shareholders and approximately 14,500 shareholders owning Trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the Trust, please write or call:

        Eaton Vance Distributors, Inc.
        The Eaton Vance Building
        255 State Street
        Boston, MA 02109
        1-800-225-6265

NEW YORK STOCK EXHANGE SYMBOL
The New York Stock Exchange symbol is EVF.

EATON VANCE SENIOR INCOME TRUST as of June 30, 1999

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

Officers                        Trustees

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President, Chief Executive      President and Chief Executive Officer,
Officer and Trustee             National Financial Partners

SCOTT H. PAGE                   DONALD R. DWIGHT
Vice President and              President, Dwight Partners, Inc.
Co-Portfolio Manager
                                SAMUEL L. HAYES, III
PAYSON F. SWAFFIELD             Jacob H. Schiff Professor of Investment
Vice President and              Banking Emeritus Harvard University
Co-Portfolio Manager            Graduate School of Business Administration

MICHAEL W. WEILHEIMER           NORTON H. REAMER
Vice President                  Chairman and Chief Executive Officer,
                                United Asset Management Corporation
JAMES L. O'CONNOR
Treasurer
                                LYNN A. STOUT
                                Professor of Law,
ALAN R. DYNNER                  Georgetown University Law Center
Secretary
                                JACK L. TREYNOR
                                Investment Adviser and Consultant

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



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
INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE SENIOR INCOME TRUST
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


EATON VANCE SENIOR INCOME TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


2-2241-8/99                                                        SITSRC-8/99